Restructuring and other cost savings initiatives (Summary of Charges by Type) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Separation Costs	$ 49	$ 377
Asset Impairments/Disposals	(111)	87
Accelerated Depreciation	100	55
Other	76	39
Total	114	558
Cost of sales [Member]
Restructuring Cost and Reserve [Line Items]
Separation Costs	0	0
Asset Impairments/Disposals	0	81
Accelerated Depreciation	50	23
Other	2	0
Total	52	104
Research and development [Member]
Restructuring Cost and Reserve [Line Items]
Separation Costs	0	0
Asset Impairments/Disposals	0	0
Accelerated Depreciation	36	28
Other	28	21
Total	64	49
Selling, general and administrative [Member]
Restructuring Cost and Reserve [Line Items]
Separation Costs	0	0
Asset Impairments/Disposals	0	0
Accelerated Depreciation	14	4
Other	42	5
Total	56	9
Other [Member]
Restructuring Cost and Reserve [Line Items]
Separation Costs	49	377
Asset Impairments/Disposals	(111)	6
Accelerated Depreciation	0	0
Other	4	13
Total	$ (58)	$ 396